Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes And Tax Related [Line Items]
Net deferred tax liability	$ 8,046,000	$ 7,524,000	$ 9,027,000
Net deferred tax liability, current		0	36,000
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized		11,500,000	11,500,000
Valuation allowance		$ 234,771,000	139,585,000
Income tax returns year under examination		The Company's income tax returns for the tax years 2012 through 2015, remain subject to examination by the Internal Revenue Service and state authorities.
Effective income tax rate	(0.52%)
Canada
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2029
United States
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2026
Research and development credits		$ 41,000	$ 41,000
Research and development credits expiration beginning year		2030
State
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2026